Document and Entity Information	12 Months Ended
May 31, 2020 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	May 31, 2020
Entity Registrant Name	Metalla Royalty & Streaming Ltd.
Entity Central Index Key	0001722606
Entity Common Stock, Shares Outstanding	35,114,048
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--05-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes